Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000143294
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income and Appreciation Fund
Trading Symbol	EBSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA Yield Alternative US Convertible Index
Jan-2016	$10,000	$10,000	$9,999	$10,000
Jan-2017	$11,246	$10,145	$10,401	$11,663
Jan-2018	$11,762	$10,363	$10,702	$12,612
Jan-2019	$11,662	$10,597	$10,940	$12,975
Jan-2020	$12,173	$11,619	$12,039	$14,650
Jan-2021	$13,039	$12,167	$12,729	$16,519
Jan-2022	$13,562	$11,806	$12,434	$16,163
Jan-2023	$13,448	$10,819	$11,733	$15,355
Jan-2024	$14,195	$11,046	$12,336	$16,284
Jan-2025	$15,351	$11,274	$12,936	$18,611
Jan-2026	$16,508	$12,047	$13,917	$20,560

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	7.53%	4.83%	5.14%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA 1-10 Year Corp. Index	7.58%	1.80%	3.36%
ICE BofA Yield Alternative US Convertible Index	10.47%	4.47%	7.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 153,699,795
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$153,699,795 Number of Portfolio Holdings33 Advisory Fee $0 Portfolio Turnover13%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Consumer Staples	3.1%
Health Care	3.2%
Energy	3.3%
Materials	3.6%
Technology	7.6%
Communications	7.8%
Industrials	8.2%
Financials	17.9%
Money Market Funds	20.0%
Consumer Discretionary	24.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Patrick Industries, Inc., 1.750%, due 12/01/28	5.0%
Lyft, Inc., 0.625%, due 03/01/29	4.4%
Airbnb, Inc., 0.000%, due 03/15/26	3.9%
TripAdvisor, Inc., 0.250%, due 04/01/26	3.9%
Winnebago Industries, Inc., 3.250%, due 01/15/30	3.8%
Natural Resource Partners, L.P.	3.5%
Avnet, Inc., 1.750%, due 09/01/30, 144A	3.5%
Global Payments, Inc., 1.500%, due 03/01/31	3.5%
Garrett Motion Holdings, 7.750%, due 05/31/32, 144A	3.4%
Ford Motor Company, 0.000%, due 03/15/26	3.4%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.6%
Common Stocks	4.0%
Convertible Bonds	49.5%
Corporate Bonds	24.8%
Money Market Funds	20.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000143295
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income Fund
Trading Symbol	EBSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jan-2016	$10,000	$10,000	$10,000
Jan-2017	$10,686	$10,145	$10,119
Jan-2018	$10,889	$10,363	$10,224
Jan-2019	$11,057	$10,597	$10,491
Jan-2020	$11,504	$11,619	$11,277
Jan-2021	$12,010	$12,167	$11,788
Jan-2022	$12,081	$11,806	$11,498
Jan-2023	$11,913	$10,819	$10,892
Jan-2024	$12,570	$11,046	$11,291
Jan-2025	$13,335	$11,274	$11,687
Jan-2026	$14,268	$12,047	$12,445

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	7.00%	3.51%	3.62%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	6.49%	1.09%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 431,550,815
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$431,550,815 Number of Portfolio Holdings52 Advisory Fee $0 Portfolio Turnover12%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Communications	1.4%
Consumer Staples	3.1%
Health Care	5.4%
Materials	6.0%
Technology	6.5%
Money Market Funds	7.2%
Consumer Discretionary	10.4%
Industrials	11.9%
U.S. Treasury Obligations	23.1%
Financials	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 11/15/28	4.9%
U.S. Treasury Notes, 3.625%, due 10/31/30	4.8%
U.S. Treasury Notes, 4.375%, due 12/31/29	3.0%
Timken Company (The), 4.500%, due 12/15/28	2.9%
U.S. Treasury Notes, 4.625%, due 04/30/29	2.9%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.8%
Bank OZK, 2.750%, due 10/01/31	2.7%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.7%
Penske Truck Leasing Company, L.P., 5.700%, due 02/01/28, 144A	2.6%
LKQ Corporation, 5.750%, due 06/15/28	2.6%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.4%
Common Stocks	1.8%
Corporate Bonds	66.1%
Money Market Funds	7.3%
U.S. Treasury Obligations	23.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.